Disposal of Guazi and conversion of Guazi Convertible Note (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, shares in Millions	1 Months Ended			12 Months Ended
	Jun. 20, 2016 CNY (¥)	Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2016 CNY (¥) $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage interest in Guazi transferred by the company to Guazi Purchaser in return for cash								54.40%
Cash proceeds received by the company for return of ownership percentage in Guazi to the Guazi Purchaser								¥ 324,700	$ 50,000
Investment in Guazi Convertible Note								¥ 307,200
Gain on disposal of a business	¥ 79,600			¥ (3,274)	$ (477)	¥ 0	¥ 79,581
Investment In Convertible Note Converted To Shares | shares		62.5
Investment In Convertible Note Converted To Shares Conversion Price | $ / shares			$ 0.80
Loss on Investment In Convertible Note		¥ 84,200
Investment Income, Net				¥ 38,634	$ 5,629	¥ 342,241	¥ (145,411)
Investment in Series A Guazi Shares [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent								45.60%
Number of Series A convertible and redeemable preference shares of Guazi the Series A Guazi Shares at the par value of the shares purchased by the Company | shares								38.8	38.8
Gain on disposal of a business								¥ 472,200
Fair value of investment in Series A Guazi shares								348,600
Guazi Series B1 Shares [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost Method Investments, Fair Value Disclosure		¥ 239,500	$ 239,500
Guazi [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount of the assets and liabilities, including allocated goodwill, attributable to Guazi derecognized								¥ 180,400